Accrued maintenance liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movement in Accrued Maintenance Liability [Roll Forward]
Accrued maintenance liability at beginning of period	$ 2,237,494	$ 2,461,799
Maintenance payments received	736,423	743,256
Maintenance payments returned	(352,032)	(459,326)
Release to income other than upon sale	(207,849)	(228,081)
Lessor contribution, top ups and other	25,310	(18,914)
Accrued maintenance liability at end of period	$ 2,190,159	$ 2,237,494